Financial liabilities at fair value through profit or loss	12 Months Ended
Dec. 31, 2023
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss	14 Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss
in EUR million	2023	2022
Trading liabilities	37,220	39,088
Non-trading derivatives	2,019	3,048
Designated at fair value through profit or loss	55,400	50,883
	94,638	93,019
Trading liabilities

Trading liabilities by type
in EUR million	2023	2022
Equity securities	1,156	935
Debt securities	2,492	1,291
Funds on deposit	10,443	5,993
Derivatives	23,129	30,869
	37,220	39,088
Non-trading derivatives

Non-trading derivatives by type
in EUR million	2023	2022
Derivatives used in:
- fair value hedges	113	244
- cash flow hedges	458	1,275
- hedges of net investments in foreign operations	92	83
Other non-trading derivatives	1,356	1,446
	2,019	3,048
Reference is made to Note 36 'Derivatives and hedge accounting' for information on derivatives used for hedge accounting.
Other non-trading derivatives mainly includes interest rate swaps and foreign currency swaps for hedging purposes, but for which no hedge accounting is applied.
Designated at fair value through profit or loss

Designated at fair value through profit or loss by type
in EUR million	2023	2022
Debt securities	8,672	6,537
Funds entrusted	46,633	44,263
Subordinated liabilities	95	82
	55,400	50,883
As at 31 December 2023, the change in the fair value of financial liabilities designated at fair value through profit or loss attributable to changes in credit risk is EUR -34 million (2022: EUR -75 million) on a cumulative basis. This change has been determined as the amount of change in fair value of the financial liability that is not attributable to changes in market conditions that gave rise to market risk (i.e. mainly interest rate risk based on yield curves).
The amount that ING Group is contractually required to pay at maturity to the holders of financial liabilities designated at fair value through profit or loss excluding repurchase agreements (part of funds entrusted) is
EUR 9,957 million (2022: EUR 8,408 million).
Funds entrusted include mainly repurchase agreements. For more information on repurchase transactions refer to Note 4 'Financial assets at fair value through profit or loss'.